UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     EAC Management LP

Address:  654 Madison Avenue, Suite 801
          New York, New York 10065


13F File Number: 28-11106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mike Donatelli
Title:  Managing Member, General Partner
Phone:  (212) 500-2812


Signature, Place and Date of Signing:

/s/ Mike Donatelli               New York, New York             August 11, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  18

Form 13F Information Table Value Total:  $195,793
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                                          Name
--------------------                                          ----


NONE

                                                   FORM 13F INFORMATION TABLE
COLUMN 1                      COLUMN  2      COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                              TITLE                       VALUE      SHRS OR SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS       CUSIP       (X$1000)    PRN AMT PRN CALL   DISCRETION  MANAGERS  SOLE     SHARED  NONE
ANHEUSER BUSCH COS INC        COM            035229103    2,795.40    45,000 SH           SOLE        NONE      45,000
ANSOFT CORP                   COM            036384105   22,132.98   608,049 SH           SOLE        NONE     608,049
APPLERA CORP                  COM AP BIO GRP 038020103      234.36     7,000 SH           SOLE        NONE       7,000
APRIA HEALTHCARE GROUP INC    COM            037933108    2,695.21   139,000 SH           SOLE        NONE     139,000
CKX INC                       COM            12562M106      262.50    30,000 SH           SOLE        NONE      30,000
CLEAR CHANNEL COMMUNICATIONS  COM            184502102   15,167.68   430,900 SH           SOLE        NONE     430,900
COUNTRYWIDE FINANCIAL CORP    COM            222372104      874.17   201,000 SH           SOLE        NONE     201,000
DRS TECHNOLOGIES INC          COM            23330X100   12,555.84   159,500 SH           SOLE        NONE     159,500
ELECTRONIC DATA SYS NEW       COM            285661104   12,305.41   499,408 SH           SOLE        NONE     499,408
ENERGY EAST CORP              COM            29266M109    2,603.02   105,300 SH           SOLE        NONE     105,300
ESMARK INC                    COM            296475106      581.21    30,398 SH           SOLE        NONE      30,398
GETTY IMAGES INC              COM            374276103   21,827.17   643,300 SH           SOLE        NONE     643,300
NAVTEQ CORP                   COM            63936L100    7,587.20    98,535 SH           SOLE        NONE      98,535
RURAL CELLULAR CORP           CL A           781904107   20,340.05   456,977 SH           SOLE        NONE     456,977
SAFECO CORP                   COM            786429100   11,878.12   176,863 SH           SOLE        NONE     176,863
TRIZETTO GROUP INC            COM            896882107    7,960.80   372,348 SH           SOLE        NONE     372,348
THIRD WAVE TECHNOLOGIES INC   COM            88428W108    3,829.57   343,151 SH           SOLE        NONE     343,151
WRIGLEY WM JR CO              COM            982526105   50,162.34   644,926 SH           SOLE        NONE     644,926


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